LEASES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
Operating cash flows from operating leases	¥ 4,350	¥ 59,395
Right-of-use assets in exchange for new lease liabilities		¥ 12,285
Weighted average remaining lease term (in years)	1 year 6 months	1 year 6 months
Weighted average discount rate	5.30%	5.30%
Short-term lease cost	¥ 134	¥ 314